Offsets	Apr. 03, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14C
File Number	001-40542
Initial Filing Date	Apr. 03, 2026
Fee Offset Claimed	$ 113,375.65
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Mister Car Wash, Inc.
Form or Filing Type	SC 14C
File Number	001-40542
Filing Date	Apr. 03, 2026
Fee Paid with Fee Offset Source	$ 113,375.65
Offset Note	The Company previously paid $113,375.65 upon the filing of its preliminary information statement on Schedule 14C on April 3, 2026, in connection with the transaction reported hereby.